Summary of Significant Accounting Policies - Schedule of Forth Types of Revenue for Periods (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	$ 86,670	¥ 588,067	¥ 656,367
Live streaming - consumable virtual items revenue [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	83,263	564,951	630,084
Live streaming - time based virtual item revenue [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	898	6,092	9,258
Technical services and others [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	$ 2,509	¥ 17,024	¥ 17,025